Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Notes payable of unamortized discount			$ 102,219
Series A convertible preferred stock, par value (in dollars per Share)	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Series A convertible preferred stock, shares issued	13,602	13,602	13,602
Series A convertible preferred stock, shares outstanding	13,602	13,602	13,602
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	204,197,396	201,697,396	157,785,520
Common stock, shares outstanding	204,197,396	201,697,396	157,785,520